CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]
Non-current assets
Property, plant and equipment	$ 1,740,235	$ 2,075,441
Right of use assets	886,909	965,019
Goodwill	619,298	763,388
Other intangible assets	933,030	1,049,103
Fair value through other comprehensive income financial assets	13	10
Deferred income tax assets	63,786	78,369
Derivative financial instrument assets	1,540	6,121
Trade and other receivables	147,292	130,347
Non-current assets	4,392,103	5,067,798
Current assets
Inventories	40,589	74,216
Income tax receivable	3,755	1,174
Derivative financial instrument assets	565
Trade and other receivables	607,835	663,467
Cash and cash equivalents	293,823	514,078
Assets held for sale	26,040
Current assets	972,607	1,252,935
Total assets	5,364,710	6,320,733
Current liabilities
Trade and other payables	532,627	669,149
Provisions for other liabilities and charges	277	483
Derivative financial instrument liabilities	68,133	1,393
Income tax payable	75,612	70,008
Borrowings	454,151	438,114
Lease liabilities	91,156	87,240
Current liabilities	1,221,956	1,266,387
Non-current liabilities
Trade and other payables	4,629	1,459
Borrowings	3,056,696	2,906,288
Lease liabilities	510,838	518,318
Provisions for other liabilities and charges	86,131	84,533
Deferred income tax liabilities	137,106	183,518
Non-current liabilities	3,795,400	3,694,116
Total liabilities	5,017,356	4,960,503
EQUITY
Stated capital	5,394,812	5,311,953
Accumulated losses	(5,293,394)	(3,317,652)
Other reserves	8,430	(861,271)
Equity attributable to owners of the Company	109,848	1,133,030
Non-controlling interest	237,506	227,200
Total equity	347,354	1,360,230
Total equity and liabilities	$ 5,364,710	$ 6,320,733

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.